Description of Business - Gas & Electric Utilities - Canadian (Details)	Dec. 31, 2016 community company station MW
FortisBC Energy
Public Utilities, General Disclosures [Line Items]
Number of communities (more than) | community	135
FortisBC Electric | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating facilities | station	4
Generating capacity (MW)	225
Generating facilities, operating, maintenance and management services | station	5
Waneta Partnership | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	335
Newfoundland Power Inc.
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	139
Newfoundland Power Inc. | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	97
Maritime Electric
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	145
FortisOntario | Electric Utilities
Public Utilities, General Disclosures [Line Items]
Number of utilities | company	3